Basis of Preparation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Preparation
Basis of Preparation

A. Basis of Preparation

        ILFC is an indirect wholly-owned subsidiary of AIG. AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States.

        As of December 31, 2011, ILFC has elected to reflect AIG's basis in the assets acquired and liabilities assumed in connection with AIG's acquisition of ILFC.

        The condensed, consolidated financial statements and financial information of ILFC previously reported for the three months and nine months ended September 30, 2011, are not directly comparable to the condensed, consolidated financial statements and financial information of ILFC included in this report as a result of the above-mentioned change in accounting principle. The differences relate to basis differences in flight equipment under operating leases which affect depreciation expense, aircraft impairment charges and fair value adjustments, flight equipment marketing and gain on aircraft sales, tax provisions, and net income. The impact of this adoption on ILFC's statement of income for the three months and nine months ended September 30, 2011, is presented below.

	Three Months Ended September 30, 2011		Nine Months Ended September 30, 2011
	Previously Reported	Adjusted for New Basis	Previously Reported	Adjusted for New Basis
	(Dollars in thousands)
Condensed, Consolidated Statements of Income
Depreciation of flight equipment	$468,096	$466,334	$1,380,316	$1,375,745
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of	10,085	9,945	157,210	158,332
Aircraft impairment charges on flight equipment held for use	1,448,914	1,515,343	1,448,914	1,521,881
Loss before income taxes	(1,272,426)	(1,336,954)	(1,049,008)	(1,118,526)
Income tax benefit	(434,741)	(457,413)	(357,724)	(382,149)
Net loss	(837,685)	(879,541)	(691,284)	(736,377)

        The accompanying unaudited, condensed, consolidated financial statements have been prepared in accordance with GAAP for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

        The accompanying unaudited, condensed, consolidated financial statements include our accounts and accounts of all other entities in which we have a controlling financial interest. See Note N—Variable Interest Entities for further discussions on VIEs. All material intercompany accounts have been eliminated in consolidation.

        In the opinion of management, all adjustments considered necessary for a fair statement of the results for the interim periods presented have been included. Certain reclassifications have been made to the 2011 unaudited, condensed, consolidated financial statements to conform to the 2012 presentation. Operating results for the nine months ended September 30, 2012, are not necessarily indicative of the results that may be expected for the year ending December 31, 2012. These statements should be read in conjunction with the consolidated financial statements and footnotes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2011.

Organization:    International Lease Finance Corporation's (the "Company," "ILFC," "management," "we," "our," "us") primary business operation is to acquire new commercial aircraft from aircraft manufacturers and other parties and lease those aircraft to airlines throughout the world. We also lease engines and sell aircraft and engine parts. In addition, we provide fleet management services to investors and/or owners of aircraft portfolios for a management fee and offer supply chain solutions to our customers. At times, we sell aircraft or engines from our leased aircraft fleet to other leasing companies, financial services companies, and airlines. We provide part-out and engine leasing services through our AeroTurbine subsidiary. We have also provided asset value guarantees and a limited number of loan guarantees to buyers of aircraft or to financial institutions for a fee. We execute our leasing, financing, and parts and supply chain solutions operations through a variety of subsidiaries and Variable Interest Entities ("VIEs") that are consolidated in our financial statements. In terms of the number and value of transactions concluded, we are a major owner-lessor of commercial jet aircraft.

        Parent Company:    ILFC is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is primarily engaged in a broad range of insurance and insurance-related activities in the United States of America ("U.S.") and abroad. AIG's primary activities include both general and life insurance and retirement services operations. Other significant activities include financial services.

Note A—Basis of Preparation

        ILFC was acquired by AIG in 1990. When AIG purchased ILFC, in accordance with the purchase accounting method under GAAP, AIG established a new basis for ILFC's assets and liabilities in AIG's consolidated financial statements based on the fair value of ILFC's assets and liabilities at the time of the acquisition. Following the acquisition, ILFC continued to issue its separate standalone financial statements, and did not "push down" the new basis for its assets and liabilities established by AIG at the time of the acquisition. Instead, ILFC maintained its historical basis in its assets and liabilities. The reporting basis for ILFC's assets and liabilities included in the consolidated financial statements of AIG therefore was different from the reporting basis for ILFC's assets and liabilities included in ILFC's previously reported separate standalone financial statements. In contemplation of a potential future partial or complete divestiture of ILFC by AIG, ILFC has elected, for all periods presented, to reflect AIG's basis in the assets acquired and liabilities assumed in connection with AIG's acquisition of ILFC.

        The consolidated financial statements and financial information of ILFC reported prior to this Form 10-K are not directly comparable to the financial statements and financial information of ILFC included in this report as a result of the above-mentioned change in accounting principle. The differences relate to basis differences in flight equipment under operating leases which affect accumulated depreciation and related depreciation expense, aircraft impairment charges and fair value adjustments, flight equipment marketing and gain on aircraft sales, interest and other income, deferred taxes and related tax provisions, net income, paid-in capital, retained earnings and total shareholders' equity. The impact of this adoption on ILFC's consolidated balance sheets and statements of operations at and for the years ended December 31, 2010 and 2009 is presented below.

	2010		2009
	Previously Reported	Adjusted for New Basis	Previously Reported	Adjusted for New Basis
	(Dollars in thousands)
Consolidated Balance Sheets
Flight equipment under operating leases	$51,646,586	$51,408,800	$57,718,323	$58,020,001
Accumulated depreciation	13,120,421	12,893,421	13,788,522	13,928,218
Total flight equipment under operating leases	38,526,165	38,515,379	43,929,801	44,091,783
Total assets	43,318,846	43,308,060	45,967,042	46,129,024
Deferred income taxes	4,663,939	4,660,150	4,881,558	4,938,627
Paid-in capital	606,367	1,251,225	603,542	1,248,400
Retained earnings	6,530,999	5,879,144	6,931,258	6,391,313
Total shareholders' equity	8,232,004	8,225,007	8,550,176	8,655,089
Consolidated Statements of Operations
Flight equipment marketing and gain on aircraft sales	10,637	10,637	15,536	12,966
Revenue and other income	61,741	61,741	58,209	55,973
Depreciation of flight equipment	1,954,883	1,963,175	1,959,448	1,968,981
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed	550,034	552,762	34,730	35,448
Aircraft impairment charges on flight equipment held for use	948,679	1,110,427	52,938	50,884
(Loss) income before taxes	(591,868)	(764,636)	1,396,167	1,383,164
(Benefit) provision for income taxes	(208,110)	(268,968)	500,538	495,989
Net (loss) income	$(383,758)	$(495,668)	$895,629	$887,185

        The accompanying consolidated financial statements include our accounts and accounts of all other entities in which we have a controlling financial interest. See Note S—Variable Interest Entities for discussions of VIEs. All material intercompany accounts have been eliminated in consolidation.

        Results for the year ended December 31, 2011 include out of period adjustments related to prior years, which increased pre-tax income by $13.7 million, net. The out of period adjustments relate primarily to (i) forfeiture of share based deferred compensation awards for certain employees who terminated their employment with us in 2010 and (ii) the extension of deferred debt issue costs and debt discount amortization related to our subordinated debt from the scheduled call dates until the ultimate maturity date of December 21, 2065. The tax provision for the year ended December 31, 2011, includes a $6.9 million cumulative out of period adjustment relating to state deferred income taxes for Florida and Alabama that previously were not properly accrued for.

        Results for the year ended December 31, 2010, include out of period adjustments related to prior years, which decreased pre-tax income by $56.2 million. The out of period adjustments related to (i) the depreciable lives of overhaul costs that were incurred by ILFC directly over the period from 2003 to 2010, and (ii) certain pension costs under a non-qualified plan covering certain ILFC employees for the service period from 1996 to 2010.

        Management has determined, after evaluating the quantitative and qualitative aspects of these out of period adjustments, that our current and prior period financial statements are not materially misstated.

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Certain amounts have been reclassified in the 2010 and 2009 Consolidated Statements of Operations and Statements of Cash Flows to conform to our 2011 presentation.